Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,000
Previously Paid Amount	0.00
Total Fee Amount	69.22
Total Offset Amount	0.00
Net Fee	69.22
Narrative - Max Aggregate Offering Price	$ 469,000
Final Prospectus	true